Net loss per share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Net loss per share	Net loss per share
Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Numerator
Net loss	$(42,059)	$(33,173)	$(79,120)	$(66,440)
Net loss attributable to ordinary shareholders - basic and diluted	$(42,059)	$(33,173)	$(79,120)	$(66,440)

Denominator
Weighted-average number of ordinary shares used in net loss per share - basic and diluted	90,931,964	70,832,077	90,923,119	66,663,003
Net loss per share - basic and diluted	$(0.46)	$(0.47)	$(0.87)	$(1.00)
For all periods presented, outstanding but unvested restricted shares and share options have been excluded from the calculation, because their effects would be anti-dilutive. Therefore, the weighted average shares outstanding used to calculate both basic and diluted loss per share are the same for all periods presented.
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Three and Six Months Ended June 30,
	2022	2021
Unvested restricted incentive shares and units	916,072	1,105,300
Share options	8,481,037	6,499,436
Warrants	3,265,306	—
Total potentially dilutive securities	12,662,415	7,604,736